DERIVATIVE FINANCIAL INSTRUMENTS - NOTIONALS AMOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017
Cash Flow Hedging [Member] | Interest rate instruments [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative liability	$ 924	$ 384
Fair Value Hedging [Member] | Interest rate instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date		Dec. 31, 2016
Notional amount of derivative liability	0	$ 300
Sempra Mexico [Member] | Cross-currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative liability	408	408
Sempra Mexico [Member] | Other foreign currency derivatives [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative liability	$ 86	$ 0
Minimum [Member] | Cash Flow Hedging [Member] | Interest rate instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2017	Dec. 31, 2016
Minimum [Member] | Sempra Mexico [Member] | Cross-currency swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2017	Dec. 31, 2016
Minimum [Member] | Sempra Mexico [Member] | Other foreign currency derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2017
Maximum [Member] | Cash Flow Hedging [Member] | Interest rate instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2032	Dec. 31, 2028
Maximum [Member] | Sempra Mexico [Member] | Cross-currency swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2023	Dec. 31, 2023
Maximum [Member] | Sempra Mexico [Member] | Other foreign currency derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2018
Subsequent Event [Member] | Other foreign currency derivatives [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative liability			$ 750
San Diego Gas and Electric Company [Member] | Cash Flow Hedging [Member] | Interest rate instruments [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative liability	$ 305	$ 315
San Diego Gas and Electric Company [Member] | Minimum [Member] | Cash Flow Hedging [Member] | Interest rate instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2017	Dec. 31, 2016
San Diego Gas and Electric Company [Member] | Maximum [Member] | Cash Flow Hedging [Member] | Interest rate instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative, Maturity Date	Dec. 31, 2019	Dec. 31, 2019